Financial Instruments (Details 1) - Financial risk [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	$ 1,034,722	$ 840,620
ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	13,495	12,511
Equity of foreign operations	1,021,869	831,371
ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	12,853	9,249
Increase 5% Effect on OCI
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	(51,736)	(42,031)
Increase 5% Effect on OCI | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	0	0
Equity of foreign operations	(51,093)	(41,569)
Increase 5% Effect on OCI | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	(643)	(462)
Increase 5% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	0	0
Increase 5% Effect on Pre-tax profit | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	(675)	(626)
Equity of foreign operations	0	0
Increase 5% Effect on Pre-tax profit | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	0	0
Decrease 5% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	0	0
Decrease 5% Effect on Pre-tax profit | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	675	626
Equity of foreign operations	0	0
Decrease 5% Effect on Pre-tax profit | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	0	0
Decrease 5% Effect on OCI
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	51,736	42,031
Decrease 5% Effect on OCI | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	0	0
Equity of foreign operations	51,093	41,569
Decrease 5% Effect on OCI | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	$ 643	$ 462